Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 4,468
Collateral Held	4,564
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	2,725
Collateral Held	2,994
Minimum Revenue Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	3
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 10,258
Weighted-average term of standby letter of credit arrangements	21 months
Carrying Amount	$ 48
Third Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	7
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	5,069
Carrying Amount	68
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	108,875
Carrying Amount	61
Collateral Held	589
Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Value of airline tickets purchased to deliver at future date through card transactions	8,300
Representation and Warranty [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	9	$ 10
Unresolved representation and warranty claims from GSEs	10	$ 15
Tax Advantaged Investments Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	68
Unresolved Merchant Charge-backs [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	89
Collateral Held	17
Escrow Deposits Letters of Credit Indemnities [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Collateral Held	496
Merchant Escrow Deposits [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Collateral Held	44
Wholly Owned Unconsolidated Trust [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 681
Percentage of common equity in wholly owned USB Capital IX	100.00%
Total assets of trust consisting primarily of Series A Preferred Stock	$ 682
Subsidiaries Financial Performance [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 781